Document And Entity Information	Jun. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	Rani Therapeutics Holdings, Inc.
Entity Central Index Key	0001856725
Entity Emerging Growth Company	true
Securities Act File Number	001-40672
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3114789
Entity Address, Address Line One	2051 Ringwood Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	457-3700
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RANI
Security Exchange Name	NASDAQ